Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. Federal:
Current	$ 0	$ 0
Deferred	0	0
U.S. State:
Current	0	0
Deferred	0	0
Total state taxes	$ 0	$ 0